Income tax - Payables and reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax
Income tax payables	€ 280	€ 400
Provision for income tax	11,156	9,656
Income tax payables	11,436	10,056
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Loss before Income tax	€ (158,343)	€ (226,490)	€ (169,494)
Statutory tax rate	27.85%	27.39%	29.04%
Expected income tax benefit	€ 44,106	€ 62,036	€ 49,226
Non deductible expense	(38,359)	(26,063)	(18,826)
Non taxable income	2,185	3,874	890
Deferred tax asset not recognized	(10,506)	(40,271)	(32,170)
Deferred tax relating to origination and reversal of temporary differences and tax losses	(41)	(151)	(7)
Total tax (expense)	€ (2,615)	€ (575)	€ (887)
Effective tax rate	1.65%	0.25%	0.52%